As Filed with the U.S. Securities and Exchange Commission on May 9, 2011
File Nos. 333-101625 and 811-21261

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No.___ ☐
Post-Effective Amendment No. 19 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 20 ☑
RYDEX ETF TRUST
(Exact Name of Registrant as Specified in Charter)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices)
(301)296-5100
(Registrant’s Telephone Number, Including Area Code)
The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)
Copies to:

Richard M. Goldman Four Irvington Centre 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850	W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave, N.W. Washington, D.C. 20004
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☑	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

RYDEX|SGI EQUAL WEIGHT ETFs
PROSPECTUS
_______, 2011
Domestic Equal Weight ETFs
Rydex S&P MidCap 400 Equal Weight ETF (NYSE Arca, Inc.: XXXX)
Rydex S&P SmallCap 600 Equal Weight ETF (NYSE Arca, Inc.: XXXX)
The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries
(Includes Investment Objective; Fees and Expenses of the Fund; Principal Investment Strategies; Principal Risks; Performance Information; Management; Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries)
EQUAL WEIGHT ETFs
DOMESTIC

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RYDEX S&P MIDCAP 400 EQUAL WEIGHT ETF
INVESTMENT OBJECTIVE — The investment objective of the Rydex S&P MidCap 400 Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the S&P MidCap 400® Equal Weight Index (the “Underlying Index”).
FEES AND EXPENSES OF THE FUND — The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES(fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	___	%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	____	%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2012.
EXAMPLE — This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 Year	3 Years
$___	$	___
PORTFOLIO TURNOVER — The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions. The Fund does not pay transaction costs on in-kind creations or redemptions.
PRINCIPAL INVESTMENT STRATEGIES — The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient

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assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.
The S&P MidCap 400® Equal Weight Index is an unmanaged equal-weighted version of the S&P MidCap 400® Index, which covers over 7% of the U.S. equity market and measures the performance of the mid-cap segment of the U.S. equity universe. The S&P MidCap 400® Equal Weight Index generally represents medium-capitalization companies with capitalizations ranging from $360 million to $9.86 billion as of March 31, 2011. To the extent the Underlying Index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
PRINCIPAL RISKS — As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:
Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.
Market Risk. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.
Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.
Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Passive Investment Risk. The Fund is not actively “managed.” This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.
Tracking Error Risk. The Advisor may not be able to cause the Fund’s performance to correspond to that of the Fund’s Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.
Trading Halt Risk. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.
Trading Risk. Shares may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

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PERFORMANCE INFORMATION — A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.
MANAGEMENT
Investment Advisor. Security Investors, LLC, which operates under the name Rydex Investments, serves as the investment adviser of the Fund.
Portfolio Managers.
•	Michael P. Byrum, CFA, Senior Vice President of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since 1993.

•	James King, CFA, CAIA, Portfolio Manager. Mr. King has been associated with Rydex Investments since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.
PURCHASE AND SALE OF FUND SHARES — Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units from the Fund. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.
TAX INFORMATION — Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES — If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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RYDEX S&P SMALLCAP 600 EQUAL WEIGHT ETF
INVESTMENT OBJECTIVE — The investment objective of the Rydex S&P SmallCap 600 Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the S&P SmallCap 600® Equal Weight Index (the “Underlying Index”).
FEES AND EXPENSES OF THE FUND — The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES(fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	____	%

*	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2012.
EXAMPLE — This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 Year	3 Years
$___	$	___
PORTFOLIO TURNOVER — The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions. The Fund does not pay transaction costs on in-kind creations or redemptions.
PRINCIPAL INVESTMENT STRATEGIES — The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient

4

assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.
The S&P SmallCap 600® Equal Weight Index is an unmanaged equal-weighted version of the S&P SmallCap 600® Index, which covers approximately 3% of the domestic equities universe and measures the performance of the small-cap segment of the market. The S&P SmallCap 600® Equal Weight Index generally represents small-capitalization companies with capitalizations ranging from $40 million to $3.87 billion as of March 31, 2011. To the extent the Underlying Index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
PRINCIPAL RISKS — As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:
Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.
Market Risk. Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.
Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Passive Investment Risk. The Fund is not actively “managed.” This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.
Small-Capitalization Securities Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.
Tracking Error Risk. The Advisor may not be able to cause the Fund’s performance to correspond to that of the Fund’s Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.
Trading Halt Risk. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.
Trading Risk. Shares may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

5

PERFORMANCE INFORMATION — A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Following its completed first quarter of operations, updated performance information will be available on the Fund’s website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.
MANAGEMENT
Investment Advisor. Security Investors, LLC, which operates under the name Rydex Investments, serves as the investment adviser of the Fund.
Portfolio Managers.
•	Michael P. Byrum, CFA, Senior Vice President of Rydex Investments. Mr. Byrum has been associated with Rydex Investments since 1993.

•	James King, CFA, CAIA, Portfolio Manager. Mr. King has been associated with Rydex Investments since 1996.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with Rydex Investments since 2004.
PURCHASE AND SALE OF FUND SHARES — Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units from the Fund. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on the Exchange.
TAX INFORMATION — Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES — If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE TRUST AND THE FUNDS
Rydex ETF Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios, or funds, that are grouped into several categories according to each fund’s investment strategy. This Prospectus describes shares of the following Domestic Equal Weight ETFs: the Rydex S&P MidCap 400 Equal Weight ETF and Rydex S&P SmallCap 600 Equal Weight ETF (each a “Fund” and collectively, the “Funds” or “Rydex|SGI Funds”).
The general goal of an equal weighted index is to represent the performance of its constituents in equal proportion to one another. In comparison, the degree to which the performance of a constituent of a market capitalization weighted index is represented in the index is dependent on the size of the constituent. For example, the S&P 500 Index tends to be largely representative of a small number of the index’s largest constituents. The equal representation provided by an equal weighted index provides broader exposure to the index constituents than its market capitalization weighted counterpart. An equal weighted index also mitigates single stock risk arising from the more heavily weighted issues in any market capitalization weighted index as well as the opportunity to realize the outperformance of the smaller constituents in the index. More information about the Funds’ Underlying Indices, including their calculation methodologies, is located in the Statement of Additional Information (“SAI”).
Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in a U.S. Securities and Exchange Commission (the “SEC”) exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds. Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund’s Underlying Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.
INVESTMENT OBJECTIVES
The investment objective of each Fund is non-fundamental and may be changed without shareholder approval. Each Fund may change its Underlying Index without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days’ prior notice of any such change.
PRINCIPAL INVESTMENT STRATEGIES
Each Fund’s investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in its Underlying Index or a representative sample thereof is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.
In managing the Funds, the Advisor uses a “passive” investment strategy meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor’s primary objective is to correspond to the performance of each Fund’s benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund’s assets fully invested in all market environments. As a result, the Funds may be more vulnerable to market

7

movements that are adverse to the Funds’ investment objectives than funds that engage in temporary defensive investing strategies. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.
PRINCIPAL INVESTMENT RISKS
This section provides additional information regarding the principal risks summarized under “Principal Risks” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult the Fund Summaries sections to determine which risks are applicable to a particular Fund.
Capitalization Risk. The Fund’s Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.
Early Closing Risk. The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day. If an exchange or market closes early on a day when a shareholder needs to execute trades late in a trading day, the shareholder might incur trading losses when he or she is next able to execute trades due to interim market movements.
Market Risk. The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities and other financial instruments may fluctuate drastically from day to day.
Non-Diversification Risk. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

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Passive Investment Risk. The Fund is not actively “managed.” Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. You should anticipate that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Fund’s Underlying Index. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.
Tracking Error Risk. Tracking error refers to the risk that the Advisor may not be able to cause the Fund’s performance to correspond to that of the Fund’s Underlying Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate. Tracking error may cause the Fund’s performance to be less than you expect.
Trading Halt Risk. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions, extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules, or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.
Trading Risk. Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.
PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

9

MANAGEMENT OF THE FUNDS
INVESTMENT ADVISOR
The Advisor, Security Investors, LLC, is located at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 and serves as investment adviser of the Funds. The Advisor, operating as Rydex Investments, has served as the investment adviser of the Rydex|SGI ETFs since each Rydex|SGI ETF’s inception.
The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate based on the average daily net assets of each Fund, as set forth below:

Domestic Equal Weight ETFs	ADVISORY FEE

Rydex S&P MidCap 400 Equal Weight ETF	____	%
Rydex S&P SmallCap 600 Equal Weight ETF	____	%
The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.
As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, expenses of the Independent Trustees (including any Trustees’ counsel fees), and extraordinary expenses.
The Funds invest in a money market fund pursuant to a cash sweep agreement and may invest in other investment companies. As a shareholder in a money market fund or other investment company, the Funds will indirectly bear their proportionate share of the fees and expenses of such money market fund or investment company. The money market fund’s fees and expenses amount to less than .001%. The Funds’ fees and expenses incurred indirectly by the Funds as a result of investments in other investment companies will be less than 0.01%.
A discussion regarding the basis for the Board of Trustees’ May 2011 approval of the Funds’ investment advisory agreement will be available in the Funds’ October 31, 2011 Annual Report to Shareholders, which covers the period November 1, 2010 to October 31, 2011.
PORTFOLIO MANAGEMENT
The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds:
Michael P. Byrum, CFA, Senior Vice President of the Advisor — Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of the Rydex Series Funds, Rydex Dynamic Funds, Rydex

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Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. King and Harder. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.
James R. King, CFA, Portfolio Manager — Mr. King. rejoined Rydex Investments in 2011 as the lead portfolio manager for exchange-traded products. In the interval between 2008 and 2011, he served as special consultant to a pair of hedge funds ventures, one focused on long-short equity and the other on market neutral statistical arbitrage. Prior to that, he served at Rydex Investments in a variety of roles ranging from shareholder services representative to portfolio manager and director of trading. At the time of his departure in 2008, he was director of portfolio management, overseeing a suite of trader-friendly mutual funds with nearly $15 billion in assets. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst® designation. He has been quoted in several publications such as The Wall Street Journal, Reuters and BusinessWeek. He has also been a speaker at several industry events, discussing ETFs, trading strategies, index construction, and trader-friendly mutual funds.
Ryan A. Harder, CFA, Portfolio Manager — Mr. Harder is involved in the management of each series of the Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

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SHAREHOLDER INFORMATION
CALCULATING NAV
Each Fund calculates its NAV by:
•	Taking the current market value of its total assets

•	Subtracting any liabilities

•	Dividing that amount by the total number of shares owned by shareholders
The Funds calculate NAV as of the regularly scheduled close of normal trading on each day that the Exchange is open for business (a “Business Day”) (normally, 4:00 p.m., Eastern Time).
In calculating NAV, each Fund generally values its investment portfolio at market prices. If market prices are unavailable or the Advisor thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Advisor will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees and subject to the Board of Trustees’ oversight. Because the Funds invest substantially all of their assets in the component securities included in their respective Underlying Indices, and these securities are selected for their market size, liquidity and industry group representation, it is expected that there would be limited circumstances in which the Advisor would use fair value pricing — for example, if the exchange on which a portfolio security is primarily traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.
If the Advisor uses fair value pricing to value its securities, it may value those securities higher or lower than another fund that uses market quotations or its own fair value procedures to price the same securities.
BUYING AND SELLING FUND SHARES
Fund shares are listed for secondary trading on the Exchange. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares can be bought and sold throughout the trading day like other publicly traded securities. Most investors will incur customary brokerage commissions and charges when buying or selling shares through a broker.
The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day, and Christmas Day.
SHARE TRADING PRICES
The trading prices of a Fund’s shares listed on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or

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responsible for, the calculation or dissemination of such values and make no warranty as to their accuracy.
ACTIVE INVESTORS AND MARKET TIMING
Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. The Trust’s Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares because the Funds sell and redeem their shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the authorized participant and Rydex Distributors, LLC (the “Distributor”), the Funds’ distributor, principally in exchange for a basket of securities that mirrors the composition of each Fund’s portfolio and a specified amount of cash. The Funds also impose a transaction fee on such Creation Unit transactions that is designed to offset the Funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.
DISTRIBUTION PLAN
The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees.
No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to March 1, 2013. However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.
DIVIDENDS AND DISTRIBUTIONS
The Funds pay out dividends to shareholders at least annually. Each Fund distributes its net capital gains, if any, to shareholders annually.
ADDITIONAL TAX INFORMATION
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.
TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.
TAX STATUS OF DISTRIBUTIONS
•	Each Fund will, at least annually, distribute substantially all of its net investment taxable income and net capital gains income.

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•	The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

•	Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations.

•	Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

•	Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

•	Dividends and distributions are generally taxable to you.

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	Your broker will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

•	If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividend income. Consult your financial intermediary or tax advisor.

•	Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

•	If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gain distributions from a Fund until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.
BACK-UP WITHHOLDING
A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to back-up withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to back-up withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

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NON-U.S. INVESTORS
Foreign shareholders (i.e., non-resident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Fund’s taxable years beginning on or prior to December 31, 2011, interest-related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code of 1986’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
TAX STATUS OF SHARE TRANSACTIONS
Currently, any capital gain or loss upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as short-term gain or loss if held for one year or less. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares. An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.
STATE TAX CONSIDERATIONS
A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.
TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS
A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.
PREMIUM/DISCOUNT INFORMATION
The Funds had not commenced operations prior to the date of this Prospectus and therefore do not have information showing the number of days the market price of each Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods. When available, such information may be viewed on the Funds’ website at www.rydex-sgi.com.

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MORE INFORMATION
For more information on how to buy and sell shares of the Funds, call Rydex|SGI Client Services at 800.820.0888 or 301.296.5100 or visit www.rydex-sgi.com.
INDEX PUBLISHER INFORMATION
STANDARD & POOR’S
The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC and its affiliates (“S&P”). S&P makes no representation, condition or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the Rydex S&P MidCap 400 Equal Weight ETF and the Rydex S&P SmallCap 600 Equal Weight ETF to track general stock market performance. S&P’s only relationship to Rydex Investments and its affiliates in connection with the Funds is the licensing of certain trademarks and trade names and of the S&P Indices which are determined, composed and calculated by S&P without regard to Rydex Investments or the Funds. S&P has no obligation to take the needs of Rydex Investments or the owners of the Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which Fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.
S&P does not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein, and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, condition or representation, express or implied, as to results to be obtained by Rydex Investments, owners of the Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P makes no express or implied warranties, representations or conditions and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.
More information about the Index Publisher is located in the SAI.

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ADDITIONAL INFORMATION
Additional and more detailed information about the Funds is included in the SAI dated _________, 2011. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1.202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by emailing the SEC at the following address: publicinfo@sec.gov.
You may obtain a copy of the SAI or the Annual or Semi-Annual Reports or make inquiries, without charge by calling 800.820.0888 or 301.296.5100, visiting the Rydex|SGI website at www.rydex-sgi.com, or writing to Rydex ETF Trust, at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Additional information about the Funds’ investments is available in the Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.
No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds’ SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.
The Trust’s Investment Company Act file number is 811-21261.

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[RYDEX | SGI logo]
FOUR IRVINGTON CENTRE
805 KING FARM BOULEVARD
SUITE 600
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com
[XXXXX]

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
STATEMENT OF ADDITIONAL INFORMATION
RYDEX ETF TRUST
Four Irvington Centre
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
800.820.0888 301.296.5100
www.rydex-sgi.com
Rydex ETF Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following portfolios (each a “Fund” and collectively, the “Funds”):
Rydex S&P MidCap 400 Equal Weight ETF (NYSE ARCA, INC.: XXXXX)
Rydex S&P SmallCap 600 Equal Weight ETF (NYSE ARCA, INC.: XXXXX)
This SAI is not a prospectus. It should be read in conjunction with the Funds’ Prospectus, dated _________, 2011. Capitalized terms not defined herein are defined in the Prospectus. Copies of the Funds’ Prospectus are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.
The date of this SAI is ______, 2011

GENERAL INFORMATION ABOUT THE TRUST
The Trust, an open-end management investment company, was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of twenty-seven (27) investment portfolios (i.e., funds). This SAI relates to the Rydex S&P MidCap 400 Equal Weight ETF and Rydex S&P SmallCap 600 Equal Weight ETF (each a “Fund” and together, the “Funds”).
All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Additional series and/or classes may be created from time to time.
The shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The shares of each Fund will trade on the Exchange at market prices that may be below, at, or above net asset value (“NAV”) of such Fund.
Each Fund offers and issues shares at NAV only in aggregated lots of 50,000 shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for: (i) a basket of equity securities included in its Underlying Index, as defined under “More Information About the Underlying Indices,” (the “Deposit Securities”); and (ii) an amount of cash (the “Cash Component”). Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment.
The Trust reserves the right to offer an “all cash” option for creations and redemptions of Creation Units for any Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with U.S. Securities and Exchange Commission (“SEC”) requirements applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section for detailed information.
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS
General
Each Fund’s investment objective is to correspond as closely as possible, before fees and expenses, to the price and yield performance of its respective Underlying Index. Each Fund’s investment objective is non-fundamental and may be changed without the consent of the holders of a majority of each Fund’s outstanding shares. Additional information concerning each Fund’s investment objective and principal investment strategies is contained in that Fund’s Prospectus. Additional information concerning each Fund’s Underlying Index is included below under the heading “More Information About the Underlying Indices.”
The Funds seek to achieve their respective investment objectives by using a “replication” strategy to try to track their Underlying Indices. “Replication” refers to investing in substantially all of the securities in an Underlying Index in approximately the same proportions as in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
Portfolio management is provided to the Funds by the Trust’s investment adviser, Security Investors, LLC, a Kansas limited liability company with offices at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Security Investors, LLC operates under the names Security Global Investors and Rydex Investments (the “Advisor”). Prior to January 3, 2011, the name of the Advisor was Rydex Advisors II, LLC and prior to June 30, 2010, PADCO Advisors II, Inc., each of which did business under the name Rydex Investments. The investment strategies of the Funds discussed below and in the Funds’ Prospectus may, consistent with each Fund’s investment objective and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies. There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund’s objective. The following information supplements, and should be read in conjunction with, the Funds’ Prospectus.
Principal Investment Policies, Techniques and Risk Factors — The investment policies, techniques and risk factors described below are considered to be principal to the management of the Funds. However, not all of the investment policies, techniques and risk factors described below are applicable to each of the Funds. Please consult the Funds’ Prospectuses to determine which risks are applicable to a particular Fund.
Equity Securities
Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Each Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter (“OTC”) market. Each Fund may invest in the types of equity securities described in more detail below.
•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.
•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
•	Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
•	Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.
The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
•	Warrants. As a matter of non-fundamental policy, the Funds do not invest in warrants. However, each Fund may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. In such event, the Funds generally intend to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•	Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Portfolio Turnover
In general, the Advisor manages the Funds without regard to restrictions on portfolio turnover. A Fund’s investment strategies may, however, produce relatively high portfolio turnover rates from time to time. While the Funds do not intend to invest in derivative instruments, to the extent a Fund does, the instruments generally will have short-term maturities and, thus, be excluded from the calculation of portfolio turnover. As a result, the Fund’s reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders. To the extent portfolio turnover is attributable to frequent redemptions, the redemption fees charged on such frequent redemptions and collected by the Funds will offset the transaction costs associated with such portfolio turnover.
“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.
Repurchase Agreements
Each Fund may enter into repurchase agreements with financial institutions. The Funds have adopted certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition is continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, exercising the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. While there is no limit on the percentage of Fund assets that may be used in connection with repurchase agreements, it is the current policy of each Fund to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. A Fund’s investments in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

Tracking Error
A number of factors may contribute to a Fund’s tracking error. For example, the following factors may affect the ability of a Fund to achieve correlation with the performance of its Underlying Index: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) the Fund holding less than all of the securities in the Underlying Index and/or securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) the Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the Underlying Index that are not disseminated in advance; (8) the need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) early or unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. Each Fund’s performance attempts to correlate highly with the movement in its Underlying Index on a daily basis.
U.S. Government Securities
The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership.

On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
Non-Principal Investment Policies, Techniques and Risk Factors — The investment policies, techniques and risk factors described below are not considered to be principal to the management of the Funds. However, the Funds are permitted to, and may from time to time, engage in the investment activities described below if and when the Advisor determines that such activities will help the Funds to achieve their respective investment objectives. Shareholders will be notified if a Fund’s use of any of the non-principal investment policies, techniques or instruments described below represents a material change in the Fund’s principal investment strategies.
Borrowing
While the Funds do not normally borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Advisor believes that the respective Fund’s investment objective would be furthered.
Each Fund also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.
In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e. transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.
Futures and Options Transactions
Futures and Options on Futures. While the Funds do not intend to invest in futures contracts and related options, each Fund may (i) to attempt to gain exposure to a particular market, index or instrument, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of; (iii) for bona fide hedging purposes, or (iv) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent a Fund uses futures and/or options on futures, it would do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.
Each Fund may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.
When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.
Each Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.
Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.
There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.
Options. Each Fund may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing each Fund’s investment objective. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.
All options written on indices or securities must be covered. If a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.
While none of the Funds intends to do so, each Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund’s investment objective, and except as restricted by a Fund’s investment limitations. See “Investment Restrictions.”
The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

Each Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.
A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.
Each Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.
The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.
Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.
Illiquid Securities
While none of the Funds anticipate doing so, each Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. If the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.
Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Advisor.
Investments in Other Investment Companies
Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the Investment Company Act of 1940 Act (the “1940 Act”), or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. While the Funds do not currently do so, each Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.
If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Investment companies may include index-based investments, such as ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

Certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined under “Dividends, Distributions, and Taxes”), which must be met in order for a Fund to maintain its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Internal Revenue Code.
Lending of Portfolio Securities
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds’ Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds are not permitted to lend portfolio securities to the Advisor or its affiliates unless they apply for and receive specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds’ securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.
Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.
Reverse Repurchase Agreements
Each Fund may enter into reverse repurchase agreements as part of that Fund’s investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. Each Fund will establish a segregated account with the Trust’s custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of fund assets that can be used in connection with reverse repurchase agreements, neither Fund expects to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.
Swap Agreements
Each Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, and interest rate swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor,” and (iii) interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Most swap agreements that a Fund might enter into calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s obligations (or rights) under a swap agreement would generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.
A Fund’s obligations under a swap agreement would be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty would be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered would not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund would not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.
Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement would typically be a bank, investment banking firm or broker/dealer. The counterparty would generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund would agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund would earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund would be required to earmark and reserve the full notional amount of the credit default swap.
Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap would be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, would not treat them as being subject to a Fund’s borrowing restrictions.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.
The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
When-Issued and Delayed-Delivery Securities
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds
While the Funds do not intend to do so, each Fund is permitted to invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Funds may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.
MORE INFORMATION ABOUT THE UNDERLYING INDICES
Index Descriptions
Each Fund seeks to provide investment results that correspond, before fees and expenses, to the price and yield performance of a specific underlying index. The current underlying index for each Fund is set forth below and a description of each Fund’s Underlying Index (each an “Underlying Index” and collectively, the “Underlying Indices”).

FUND	UNDERLYING INDEX
Rydex S&P MidCap 400 Equal Weight ETF	S&P MidCap 400® Equal Weight Index
Rydex S&P SmallCap 600 Equal Weight ETF	S&P SmallCap 600® Equal Weight Index
The Rydex S&P MidCap 400 Equal Weight ETF and the Rydex S&P SmallCap 600 Equal Weight ETF are composed of component stocks, each of which is a member of the S&P MidCap 400 Equal Weight Index and the S&P SmallCap 600 Equal Weight Index, respectively. The S&P MidCap 400 Equal Weight Index and the S&P 600 SmallCap 600 Equal Weight Index are composed of the same constituent equity securities (stocks) as the S&P MidCap 400® Index and S&P SmallCap 600® Index, respectively.
The Underlying Indices are compiled by Standard & Poor’s Financial Services, LLC, (“Standard & Poor’s”). Standard & Poor’s is not affiliated with the Funds or with the Advisor or its affiliates. The Funds are entitled to use their Underlying Indices pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with Standard & Poor’s. The Advisor has provided the sub-license without charge to the Funds.
Unlike market capitalization weighted indices, where each stock’s weight in the index is proportionate to its market value (stock price times number of shares outstanding), each stock included in the Underlying

Index of each Fund will have the same target weighting as every other stock included in that Underlying Index.
The S&P MidCap 400® Equal Weight Index is an unmanaged equal-weighted version of the S&P MidCap 400® Index, which measures the stocks of 400 mid-sized companies selected by Standard & Poor’s, and covers approximately 7% of the U.S. equities market.
The S&P SmallCap 600® Equal Weight Index is an unmanaged equal weighted version of the S&P SmallCap 600® Index, which measures the stocks of 600 small-sized companies selected by Standard & Poor’s, and covers approximately 3% of the U.S. equities market.
Standard & Poor’s has sole control over the compilation of the S&P Underlying Indices as well as the removal of stocks from the S&P MidCap 400® Index and S&P SmallCap 600® Index and the selection of replacement stocks to be added to those Indices. Standard & Poor’s attempts to assure that the S&P Underlying Indices reflect the full range and diversity of the U.S. economy.
S&P Index Calculation
The Underlying Indices are calculated using the divisor method as used to calculate the S&P MidCap 400® Index and the S&P SmallCap 600® Index. For example, the initial divisor for the Underlying Indices is set so as to have a base index value of 100 on July 1, 1991 for the S&P MidCap 400 Equal Weight Index and December 30, 1994 for the S&P SmallCap 600 Equal Weight Index. The index value is simply the index market value divided by the index divisor.

(1)	Index Value	=

(2)	Index Market Value	=
where “n” is the number of stocks in the index.
At the beginning of each quarterly rebalancing, Index Shares for each constituent are set so as to have each stock in the S&P Equal Weight Index have a weight of 20 basis points. Index Shares for all 500 constituents are calculated using Equation 3, with Weight = 0.02.

(3)	(Index Shares) i, after rebalance	=
Several key features of this process should be noted:
•	“Index Shares” and “Index Market Value” are Artificial Constructs: Index Shares shown in the equations here are artificial constructs bearing no relation to actual shares outstanding. These may be fractions, and might be less than 1. Therefore, the Index Market Value is also an artificial construct bearing no relation to the market of the index. These terms are used simply to show the resemblance between the calculation methodology of the equal weighted and capitalization weighted indices.

•	Not Always Equally Weighted: Between two rebalancing periods, an Underlying Index will usually not be equally weighted. Therefore, any return computation starting from a non-rebalancing date would not match the arithmetic average of returns of the Underlying Index’s constituents between those two dates.

•	Quarterly Rebalancing: Index rebalancing seeks to strike a balance between equal weighted representation of the appropriate stock universe and the investability of an Underlying Index. Based on historical simulation and market conventions, Standard & Poor’s has arrived upon a quarterly rebalancing procedure for the Underlying Indices. An Underlying Index will be rebalanced on the third Friday of the quarter-ending month, which coincides with triple witching of index futures, index options and stock options. This date will also coincide with the conventional date for quarterly share adjustments of the S&P 500.
At rebalancing, constituents will be assigned Index Shares as given in Equation 3. Also, in order to maintain index series continuity, it is necessary to adjust the divisor.

(4)	(Index Value) before rebalance	=	(Index Value) after rebalance
Therefore,

(5)	(Divisor) after rebalance	=	(Index Market Value) after rebalance/(Index Value) before rebalance
Standard & Poor’s will announce the constituents and their weights two to five days before rebalancing.
S&P Index Maintenance
Maintaining the S&P Indices requires monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends and stock price adjustments due to restructuring and spin-offs.
A company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it no longer is representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group.

Commencement Dates of the Underlying Indices
Each Underlying Index commenced operations on August 23, 2010.
Index Availability
Each Underlying Index is calculated continuously and widely disseminated to major data vendors.
INVESTMENT RESTRICTIONS
Fundamental Policies
The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.
Each Fund shall not:
1.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.	Make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3.	Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4.	Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6.	Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7.	Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry[1]; except that, to the extent the underlying index selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

[1]	The Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as disclosed in its then-current registration statement.

Non-Fundamental Policies
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.
Each Fund may not:
1.	Invest in warrants.

2.	Invest in real estate limited partnerships.

3.	Invest in mineral leases.

4.	Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

5.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities (and derivatives thereof) included in its Underlying Index without 60 days’ prior notice to shareholders.
With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above, under the heading “Fundamental Policies.”
CONTINUOUS OFFERING
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
EXCHANGE LISTING AND TRADING
A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.
The shares of the Funds are listed and traded on the Exchange. The shares of each Fund will trade on the Exchange at prices that may differ to some degree from a Fund’s NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.
As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.
The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the OTC market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.
In addition, the Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.
Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.
Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.
To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.
In some cases the Advisor may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.
From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, LLC (the “Distributor”), the distributor of the Funds’ shares for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person, to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. Because the Funds are new, they do not have any securities of “regular broker-dealers” to report.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor, and Servicer. The Board is responsible for generally overseeing the Trust’s service providers. The Board has formed a Risk Oversight Committee to focus, in part, on the oversight of the risk management performed by the Trust’s service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the oversight of the Board, the Risk Oversight Committee, and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s operations and, consequently, for managing the risks associated with that activity. The Board periodically emphasizes to the Funds’ service providers the importance of consistent and vigorous risk management.

The Board’s role in risk management oversight begins before the inception of each fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board, the Risk Oversight Committee, and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.
The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of higher-risk financial instruments, such as derivatives, in managing each Fund, if any, as well as reports on each Fund’s investments in other investment companies, if any. The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives periodic reports from each Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor’s Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust’s valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in each Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board, the Risk Oversight Committee, and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect each Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund’s investment management and business affairs are carried out by or through each Fund’s Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.
Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
The Chairman of the Board, John O. Demaret, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an “independent Trustee.” The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the eight-member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

	Position(s) Held		Number of
	with		Portfolios in Fund
	the Trust, Term of		Complex Overseen
Name, Address	Office and Length	Principal Occupation(s)	by Trustee/	Other Directorships
and Age of Trustee/Officer	of Time Served	During Past 5 Years	Officer**	Held by Trustee
Interested Trustees*
Richard M. Goldman (50)	Trustee and President from 2009 to present	Security Benefit Corporation: Senior Vice President from March 2007 to present Security Benefit Asset Management Holdings, LLC: Chief Executive Officer from October 2010 to present	169	Security Equity Fund (10); Security Large Cap Value Fund (2); Security Mid Cap Growth Fund (1); Security Income Fund (2); and SBL Fund (14)

Rydex Holdings, LLC:
Chief Executive Officer & Manager from January 2009 to present

Security Investors,LLC: President, CEO & Member Representative from

	Position(s) Held		Number of
	with		Portfolios in Fund
	the Trust, Term of		Complex Overseen
Name, Address	Office and Length	Principal Occupation(s)	by Trustee/	Other Directorships
and Age of Trustee/Officer	of Time Served	During Past 5 Years	Officer**	Held by Trustee
August 2007 to present

Rydex Distributors, LLC: President, Chief Executive Officer and Manager from January 2009 to present

Rydex Fund Services, LLC: Manager from July 2009 to present

SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund: President from May 2008 to present

First Security Benefit Life and Annuity Insurance Company of New York: Director from September 2007 to September 2010

Rydex Advisors, LLC:
Director and Chief Executive Officer from January 2009 to January 2010

Rydex Advisors II, LLC: Director and Chief Executive Officer from January 2009 to January 2010

Security Global Investors, LLC:
Manager and President from May 2007 to January 2010

Security Distributors, Inc.: Director from March 2007 to 2009

R.M. Goldman Partner, LLC: Managing Member from February 2006 to February 2007

Independent Trustees

Corey A. Colehour (65)	Trustee from 2003 to present; Member of the Audit Committee	Retired; President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006	169	None

	Position(s) Held		Number of
	with		Portfolios in Fund
	the Trust, Term of		Complex Overseen
Name, Address	Office and Length	Principal Occupation(s)	by Trustee/	Other Directorships
and Age of Trustee/Officer	of Time Served	During Past 5 Years	Officer**	Held by Trustee
from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

J. Kenneth Dalton (70)	Trustee from 2003 to present; Member and Chairman of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Risk Oversight Committee from 2010 to present	Retired	169	Trustee of Epiphany Funds since 2009

John O. Demaret (71)	Trustee from 2003 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 2003 to present; and Member of the Risk Oversight Committee from 2010 to present	Retired	169	None

	Position(s) Held		Number of
	with		Portfolios in Fund
	the Trust, Term of		Complex Overseen
Name, Address	Office and Length	Principal Occupation(s)	by Trustee/	Other Directorships
and Age of Trustee/Officer	of Time Served	During Past 5 Years	Officer**	Held by Trustee
Werner E. Keller (70)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present	Founder and President of Keller Partners, LLC (registered investment adviser) from 2005 to present; and Retired from 2001 to 2005	169	None

Thomas F. Lydon (51)	Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present	President of Global Trends Investments (registered investment adviser) from 1996 to present	169	Board of Directors of US Global Investors (GROW) since April 1995

Patrick T. McCarville (68)	Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Chairman of the Governance and Nominating Committees from 2005 to present	Retired. Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010	169	None

	Position(s) Held		Number of
	with		Portfolios in Fund
	the Trust, Term of		Complex Overseen
Name, Address	Office and Length	Principal Occupation(s)	by Trustee/	Other Directorships
and Age of Trustee/Officer	of Time Served	During Past 5 Years	Officer**	Held by Trustee
Roger Somers (66)	Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present	Founder and Chief Executive Officer of Arrow Limousine from 1965 to present	169	None

		Officers

Richard M. Goldman (50)	President from 2009 to present	Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President & Manager Representative, Security Investors, LLC; CEO & Manager, Rydex Holdings, LLC; CEO, President, & Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; and President & Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust Previous:	169	Security Equity Fund (10); Security Large Cap Value Fund (2); Security Mid Cap Growth Fund (1); Security Income Fund (2); and SBL Fund (14)
		Director, First Security Benefit Life Insurance Company (2007—2010); President & Director, Security Global Investors (2010—2011); CEO & Director, Rydex Advisors, LLC & Rydex Advisor II, LLC (2010); Director, Security Distributors, Inc. (2007-2009); and Managing Member, RM Goldman Partners, LLC (2006-2007).

Michael P. Byrum (40)	Vice President from 2003 to present and Trustee from	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief	169	Not Applicable

	Position(s) Held		Number of
	with		Portfolios in Fund
	the Trust, Term of		Complex Overseen
Name, Address	Office and Length	Principal Occupation(s)	by Trustee/	Other Directorships
and Age of Trustee/Officer	of Time Served	During Past 5 Years	Officer**	Held by Trustee
2005 to 2009	Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC.

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002-2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, (President & Secretary 2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary 2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005-2008).

Nick Bonos (47)	Vice President and Treasurer from 2003 to present	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap	169	Not Applicable

	Position(s) Held		Number of
	with		Portfolios in Fund
	the Trust, Term of		Complex Overseen
Name, Address	Office and Length	Principal Occupation(s)	by Trustee/	Other Directorships
and Age of Trustee/Officer	of Time Served	During Past 5 Years	Officer**	Held by Trustee
Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC.

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003-2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009).

Joanna M. Haigney (44)	Chief Compliance Officer from 2004 to present; and Secretary from 2003 to present	Current: Chief Compliance Officer & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC

		Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC & Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); and Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006).	169	Not Applicable

Joseph Arruda (44)	Assistant Treasurer from	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security	169	Not Applicable

	Position(s) Held		Number of
	with		Portfolios in Fund
	the Trust, Term of		Complex Overseen
Name, Address	Office and Length	Principal Occupation(s)	by Trustee/	Other Directorships
and Age of Trustee/Officer	of Time Served	During Past 5 Years	Officer**	Held by Trustee
2006 to present	Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC.

Previous: Security Global Investors, LLC, Vice President (2010-2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/ka/ PADCO Advisors II, Inc.), Vice President (2004-2011).

Keith Fletcher (53)	Vice President from 2009 to present	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; and Vice President, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund.

		Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/ka/PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2009-2011); Lyster Watson and Company, Managing Director (2007-2008); and Fletcher Financial Group, Inc., Chief Executive Officer (2004-2007).	169	Not Applicable

Amy Lee (49)	Vice President and Assistant Secretary from 2009 to present	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary,	169	Not Applicable

	Position(s) Held		Number of
	with		Portfolios in Fund
	the Trust, Term of		Complex Overseen
Name, Address	Office and Length	Principal Occupation(s)	by Trustee/	Other Directorships
and Age of Trustee/Officer	of Time Served	During Past 5 Years	Officer**	Held by Trustee
Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007-2011); Rydex Advisors, LLC (f/ka/PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010-2011); and Brecek & Young Advisors, Inc., Director (2004-2008).

*	Mr. Goldman is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Funds’ Advisor.

**	The “Fund Complex” consists of the Trust, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.
Board Standing Committees. The Board has established the following standing committees:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when auditing the Trust’s financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times during the most recently completed fiscal year.
Governance Committee. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board’s periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Keller, Lydon, and McCarville serve as members of the Governance Committee. For the most recently completed Trust fiscal year, the Governance Committee met three (3) times.
Nominating Committee. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust, including shareholder recommendations for nominations, to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Keller, Lydon, and McCarville serve as members of the Nominating Committee. For the most recently completed Trust fiscal year, the Nominating Committee met three (3) times.
Risk Oversight Committee. The Board has a separate standing Risk Oversight Committee that operates under a written charter approved by the Board. The role of the Risk Oversight Committee is to assist the Board in fulfilling its responsibility to oversee risk management activities applicable to the Funds, including systems failure, disaster recovery, business continuity and other operational risks; counterparty credit, liquidity, valuation, leverage and other market and investment risks; and legal and compliance risks. Messrs. Demaret, Keller, and Dalton serve as members of the Risk Oversight Committee. For the most recently completed Trust fiscal year, the Risk Oversight Committee met twice.
Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Richard M. Goldman should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2009 and his experience working in the financial services and mutual fund industries. Mr. Goldman has gained valuable knowledge and experience from holding multiple roles with Security Global Investors, LLC and Security Benefit Corporation. Mr. Goldman also serves as a director for First Security Benefit Life and Annuity Insurance Company of New York and previously served as a director of Security Distributors, Inc. Prior to working for Security Benefit, Mr. Goldman was the President and CEO of ForstmannLeff Associates, an investment management firm. From his experience as CEO of the Advisor, as a Trustee, and from his prior work experience, Mr. Goldman has extensive knowledge of the financial services industry and mutual fund business.
The Trust has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2003 and his prior experience working in the financial services industry. Mr. Colehour also has served as a member of the Audit Committee since 2003 and Nominating and Governance Committees since 2005. In addition to his experience as a Trustee for the Rydex Funds and his extensive institutional knowledge of the Rydex Funds complex, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior Vice-President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour’s significant tenure as a Rydex Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Rydex Funds.
The Trust has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 2003 and his extensive knowledge of the banking and financial services industry. Mr. Dalton also has served as a member and Chairman of the Audit Committee since 2003, as a member of the Nominating and Governance Committees since 2005 and as a member of the Risk Oversight Committee since 2010. The expertise Mr. Dalton developed during his more than thirty years in the mortgage and banking industries, including positions as President of CRAM Mortgage Service, Inc. and as the founder of the Dalton Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds’ investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees’ areas of expertise. Mr. Dalton’s service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton’s knowledge of the mutual fund business.
The Trust has concluded that John O. Demaret should serve as Trustee and Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 2003 and his experience as Chairman of the Board since 2006. Mr. Demaret also has served as a member of the Audit Committee since 2003 and as a member of the Risk Oversight Committee since 2010. As Chairman of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for the Rydex Funds, Mr.

Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chairman of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.
The Trust has concluded that Werner E. Keller, CFA should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. Mr. Keller also has served as a member of the Audit, Governance and Nominating Committees since 2005. In addition, Mr. Keller has served as the Chairman of the Risk Oversight Committee since 2010. Mr. Keller serves as the Financial Expert of the Audit Committee. In addition to his experience as a Trustee for the Rydex Funds, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investor adviser. He also held the position of Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller’s service as a Trustee for five years, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Rydex Funds.
The Trust has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. Mr. Lydon also has served as a member of the Audit, Governance and Nominating Committees since 2005. In addition to his experience as a Trustee for the Rydex Funds, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to thirteen open-end investment companies, since April 1995, and is the editor of ETF Trends, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee for five years, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.
The Trust has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 2003. Mr. McCarville also has served as a member of the Audit Committee since 2003 and as the Chairman of the Governance and Nominating Committees since 2005. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.
The Trust has concluded that Roger Somers should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 2003. Mr. Somers also has served as a member of the Audit Committee since 2003 and member of the Governance and Nominating Committees since 2005. Mr. Somers has extensive business experience as the founder and president of a transportation company. Due to his business experience and experience serving as a Rydex Trustee, Mr. Somers is very knowledgeable about the financial services industry.
Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.

“Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of Trust own less than 1% of the outstanding shares of the Trust.

Aggregate Dollar
Range of Shares in
All Rydex Funds
		Dollar Range	Overseen by
Name	Fund Name	of Fund Shares	Trustee*
Interested Trustees
Richard Goldman	Rydex S&P MidCap 400 Equal Weight ETF	None	None
	Rydex S&P SmallCap 600 Equal Weight ETF	None	None
Independent Trustees
Corey A. Colehour	Rydex S&P MidCap 400 Equal Weight ETF	None	$50,001 — $100,000
	Rydex S&P SmallCap 600 Equal Weight ETF	None
J. Kenneth Dalton	Rydex S&P MidCap 400 Equal Weight ETF	None	$10,001 — $50,000
	Rydex S&P SmallCap 600 Equal Weight ETF	None
John O. Demaret	Rydex S&P MidCap 400 Equal Weight ETF	None	Over $100,000
	Rydex S&P SmallCap 600 Equal Weight ETF	None
Thomas F. Lydon, Jr.	Rydex S&P MidCap 400 Equal Weight ETF	None	None
	Rydex S&P SmallCap 600 Equal Weight ETF	None
Werner E. Keller	Rydex S&P MidCap 400 Equal Weight ETF	None	Over $100,000
	Rydex S&P SmallCap 600 Equal Weight ETF	None
Patrick T. McCarville	Rydex S&P MidCap 400 Equal Weight ETF	None	$50,001 — $100,000
	Rydex S&P SmallCap 600 Equal Weight ETF	None
Roger J. Somers	Rydex S&P MidCap 400 Equal Weight ETF	None	Over $100,000
	Rydex S&P SmallCap 600 Equal Weight ETF	None

*	Includes shares held in series of the Trust, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.
Board Compensation. — The following table sets forth compensation paid by the Trust for the fiscal year ended October 31, 2010:

		Pension or
	Aggregate	Retirement Benefits	Estimated Annual	Total Compensation
	Compensation From	Accrued as Part of	Benefits Upon	from Fund
Name of Trustee	Trust	Trust’s Expenses	Retirement	Complex[1]
Interested Trustees
Richard Goldman[2]	$0	$0	$0	$0
Independent Trustees
Corey A. Colehour	$107,500	$0	$0	$183,000
J. Kenneth Dalton	$115,000	$0	$0	$194,000
John O. Demaret	$130,000	$0	$0	$220,500
Patrick T. McCarville	$111,250	$0	$0	$188,750
Roger J. Somers	$107,500	$0	$0	$183,000
Werner E. Keller	$107,500	$0	$0	$183,000
Thomas F. Lydon, Jr.	$107,500	$0	$0	$170,000

1	Represents total compensation for service as Trustee of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex Series Funds.

2	Mr. Goldman was appointed to the Board on November 18, 2009. Mr. Goldman is an Interested Trustee, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor. As an officer of the Trust, he does not receive compensation from the Funds.
Code of Ethics
The Board has adopted a Combined Code of Ethics (the “Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC and is available to the public.
Proxy Voting
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund’s proxy voting record.
The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX is available, without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Trust’s Form N-PX is also available on the SEC’s web site at www.sec.gov.
The Advisor and the Advisory Agreement
The Advisor, Security Investors, LLC, located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. The Advisor is a Kansas limited liability company, doing business since November 27, 1961, and has been a federal registered investment adviser since 1971. The Advisor does business as Security Global Investors and Rydex Investments. The Advisor is a subsidiary of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
Pursuant to an investment advisory agreement with the Advisor, dated August 1, 2010 (the “Advisory Agreement”), the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. Pursuant to the Advisory Agreement, the Advisor is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, and extraordinary expenses. For its investment management services, each Fund pays the Advisor a fee at an annual rate based on the average daily net assets for that Fund as follows:

Advisory Fee
Fund	(as a percentage of average daily net assets)
Rydex S&P MidCap 400 Equal Weight ETF	______	%
Rydex S&P SmallCap 600 Equal Weight ETF	______	%
The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.
The Advisor manages the investment and the reinvestment of the assets of each Fund, in accordance with the investment objective, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of a Fund in order to limit the Fund’s operating expenses as described in the Prospectus.
After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
Portfolio Managers

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.
Other Accounts Managed by Portfolio Managers. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment		Other Pooled Investment
Name	Companies[1]		Vehicles[1]		Other Accounts[1]
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael P. Byrum	152	$12.9 Billion	0	None	1	< $5 Million
James King	152	$12.9 Billion	0	None	7	< $5 Million
Ryan Harder	152	$12.9 Billion	0	None	6	< $5 Million

[1]	Information provided is as of October 31, 2010.
Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
Portfolio Manager Compensation. The Advisor compensates each portfolio manager for his/her management of the Funds. The portfolio managers’ compensation consists of an annual salary and the potential for two discretionary awards through a short term and long term incentive plan.
The Short Term Incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the Investment Team. Senior management then determines individual allocations based primarily on contribution to investment performance as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.
Certain senior portfolio managers are also incented through a Long Term Plan which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year time frame based upon the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers’ contributions to the Company’s success as determined by management.
Fund Shares Owned by Portfolio Managers. As of the date of this SAI, none of the portfolio managers beneficially owned shares of the Funds.
Administration, Custody and Transfer Agency Agreements

State Street Bank and Trust Company (“State Street,” the “Administrator,” the “Transfer Agent” or the “Custodian”) serves as administrator, custodian and transfer agent for the Funds. The principal address of State Street Bank is P.O. Box 5049, Boston, Massachusetts 02206-5049. Under an Administration Agreement with the Trust, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Funds. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services. Under a Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Funds, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator also acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.
As compensation for its services under the Administration Agreement, the Custodian Agreement, and Transfer Agency Agreement, State Street shall receive a fee for its services, calculated at an average annual rate of 0.045% of the first 2 billion in average aggregate net assets of each series of the Trust, which includes the Funds, and then .035% of average aggregate net assets between $2 billion and $6 billion, and then .03% of average aggregate net assets in excess of $6 billion. A $70,000 minimum fee per Fund applies. The greater of the minimum fee or the asset based fee will be charged. In addition, State Street shall receive global safekeeping and transaction fees, which are calculated on a per-country basis, in-kind creation (purchase) and redemption transaction fees (as described below) and revenue on certain cash balances. State Street may be reimbursed by a Fund for its out-of-pocket expenses. The Investment Advisory Agreement provides that the Advisor will pay certain operating expenses of the Trust, including the fees due to State Street under each of the Administration Agreement, the Custodian Agreement and the Transfer Agency Agreement.
Distribution

Pursuant to a distribution agreement between the Trust and the Distributor (the “Distribution Agreement”), the Distributor, located at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, serves as distributor for the shares of each Fund under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor.
The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of each Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by a Fund. Each Fund’s current distribution and shareholder services plan, as well as a description of the services performed under the plan, is described below.
Distribution Plan. Each Fund has adopted a Distribution Plan applicable to the shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund’s assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.
No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to March 1, 2013. However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.
Other Distribution or Service Arrangements — The Advisor, the Distributor or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, broker/dealers and other financial intermediaries (including payments to affiliates of the Advisor or Distributor) who sell shares of other Rydex|SGI Funds or render investor services to the shareholders of such other Rydex|SGI Funds (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans). Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by such other Rydex|SGI Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. None of the Advisor, the Distributor or their affiliates currently engage in revenue sharing with respect to the Funds. The Distributor or its affiliates may enter into revenue sharing arrangements with financial intermediaries in the future.
Costs and Expenses. Each Fund bears all expenses of its operation other than those assumed by the Advisor. Fund expenses include: interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.
Business Continuity and Disaster Recovery. The Advisor and the Distributor (collectively, the “Service Providers”) have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.
PRINCIPAL HOLDERS OF SECURITIES
The Funds are new, and therefore, as of the date of this SAI, do not have any beneficial owners of 5% or more to report.
BOOK ENTRY ONLY SYSTEM
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”
Depository Trust Company (“DTC”) acts as securities depository for each Fund’s shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.
DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the Exchange, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of any Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
PURCHASE AND REDEMPTION OF CREATION UNITS
Purchase (Creation). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Principal Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the NYSE is open for business.
Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the Deposit Securities per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the relevant Fund’s Underlying Index and the Cash Component, computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash

Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Index.
The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “nonstandard orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Principal Underwriter to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker/dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC

Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.
All orders to purchase Shares directly from a Fund, including nonstandard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker/dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cutoff time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities) and/or through a subcustody agent for (for foreign securities). With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cutoff time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time. An additional transaction charge or variable charge will be applied to certain creation and redemption transactions, including nonstandard orders, cash purchases, or partial cash purchases for each Fund may be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.
The fixed creation transaction fee, assessed per transaction, is as follows:

Fund	Creation Transaction Fee
Rydex S&P MidCap 400 Equal Weight ETF	$1,250
Rydex S&P SmallCap 600 Equal Weight ETF	$1,500
An additional charge of up to four (4) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations or partial cash creations (when cash creations are available) to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.
The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.
Redemption

Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.

EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside of the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time, if transmitted by mail, or by 3:00 p.m. Eastern Time, if transmitted by other means, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of a Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00

a.m. and 2:00 p.m., Eastern Time, respectively, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.
After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.
The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time if transmitted by mail, or by 3:00 p.m., Eastern Time, if transmitted by other means on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Transfer Agent, i.e., the Business Day on which the shares of a Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.
If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Funds may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.
The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings);

(2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Redemption Transaction Fee. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. A Fund may adjust the redemption transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including nonstandard orders, cash redemptions, or partial cash redemptions (when cash redemptions are available). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.
The fixed redemption transaction fee, assessed per transaction, is as follows:

Fund	Redemption Transaction Fee
Rydex S&P MidCap 400 Equal Weight ETF	$1,250
Rydex S&P SmallCap 600 Equal Weight ETF	$1,500
From time to time, any Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to four (4) times the standard transaction fee may be charged to the extent a transaction is outside the clearing process.
The variable charge is in addition to the fixed transaction fee and will be applied to each transaction in cash. The maximum additional variable charge is the percentage noted in the table multiplied by the amount of the Deposit Cash or Redemption Cash, as applicable. The assessed variable charge may be lower than the respective percentages noted in the table based on actual brokerage and market impact expenses associated with the transaction.
The Funds, subject to the approval of the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement and in accordance with the applicable order form. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. Appendix B — “Local Market Holiday Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in kind redemption proceeds within the number of days stated in the Local Market Holiday Schedules section to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.
Additional Redemption Procedures. If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation

Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to its QIB status in order to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NET ASSET VALUE
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating NAV.”
The NAV per share of a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per share for a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.
In computing a Fund’s NAV, the Fund’s securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”
General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company under the Internal Revenue Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.
Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares, which are created separately from the Creation Unit process. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.
Federal Income Taxes

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.
Regulated Investment Company Status

Each Fund will seek to qualify for treatment as a regulated investment company under the Internal Revenue Code. Provided that for each tax year each Fund: (i) meets the requirements to be treated as a regulated investment company (as discussed below); and (ii) distributes at least 90% of the Fund’s net investment income for such year (including, for this purpose, the excess, if any, of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for regulated investment company qualification is that a Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a regulated investment company is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).
In the event of a failure by a Fund to qualify as a regulated investment company, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders, and as qualified dividend income for individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder’s hands as long-term capital gains, as discussed below, had a Fund qualified as a regulated investment company. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.
Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).
In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. A Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.
Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.
Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Funds.
If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders is generally 15% for taxable years beginning before January 1, 2013. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Internal Revenue Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Internal Revenue Code and the tax consequences of Internal Revenue Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Options, Swaps and Other Complex Securities

The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. The Funds may be subject to foreign withholding taxes on income they may earn from investing in foreign securities, which may reduce the return on such investments.
The Funds are required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Options on “broad based” securities indices are classified as “non-equity options” under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.
With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.
If one or more ETFs in which a Fund invests generates more non-qualifying income for purposes of the 90% Test than a Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a RIC under the Internal Revenue Code.
Under the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Internal Revenue Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.
A Fund may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to “pass through” to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

Back-Up Withholding

The Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Foreign Shareholders

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Fund’s taxable years beginning on or prior to December 31, 2011, interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Other Issues

The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.
OTHER INFORMATION
Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds’ Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.
Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market. This information typically reflects a Fund’s anticipated holdings on the following business day. Daily access to information concerning a Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor and other service providers, such as the Fund’s administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds’ current registration statement. In addition, the Fund discloses its portfolio holdings and the percentages they represent of the Fund’s net assets at least monthly, and as often as each day the Fund is open for business, at www.rydex-sgi.com. More information about this disclosure is available at www.rydex-sgi.com.
From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.
The Funds’ chief compliance officer, or a compliance manager designated by the chief compliance officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.
The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds’ chief compliance officer and the Fund, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the policies and procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the policies and procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund, which are not disclosed.
In addition to the permitted disclosures described above, each Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.
Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.
As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
Shareholder Inquiries
Shareholders may visit the Trust’s web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.
INDEX PUBLISHER INFORMATION
The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC and its affiliates (“S&P”). S&P makes no representation, condition or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the Rydex S&P MidCap 400 Equal Weight ETF and the Rydex S&P SmallCap 600 Equal Weight ETF to track general stock market performance. S&P’s only relationship to Rydex Investments and its affiliates in connection with the Funds is the licensing of certain trademarks and trade names and of the S&P Indices which are determined, composed and calculated by S&P without regard to Rydex Investments or the Funds. S&P has no obligation to take the needs of Rydex Investments or the owners of the Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which Fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.
S&P does not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein, and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, condition or representation, express or implied, as to results to be obtained by Rydex Investments, owners of the Funds, or any other person or entity form the use of the S&P Indices or any data included therein. S&P makes no express or implied warranties, representations or conditions and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.
COUNSEL
Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, the Trust’s independent registered public accounting firm, provides audit and tax services and assistance and consultation with respect to filings with the SEC.
CUSTODIAN
State Street Bank and Trust Company (the “Custodian”), P.O. Box 5049, Boston, MA 02206-5049, serves as custodian for the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

APPENDIX A
RYDEX INVESTMENTS
PROXY VOTING POLICIES AND PROCEDURES
I. Introduction
     Rydex Investments generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 (“Funds”) and clients that are pension plans (“Plans”) subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). This document sets forth Rydex Investments’ policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:
•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•	Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

•	Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.
II. Proxy Voting Policies and Procedures
   A. Proxy Voting Policies
     Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.
     The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.
   B. Proxy Voting Procedures
     Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services (“ISS”), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the “Guidelines”) attached as Schedule A hereto, as such

Guidelines may be revised from time to time by Rydex Investments’ portfolio management group (the “Committee”). Under its arrangement with ISS, Rydex Investments has agreed to:
•	Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

•	Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments’ authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

•	Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

•	Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.
III. Resolving Potential Conflicts of Interest
     The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:
•	Managing a pension plan for a company whose management is soliciting proxies;

•	Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

•	Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.
     To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (i.e., in instances where the Guidelines provide for a “case-by-case” review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:
•	Refer Proposal to the Client — Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

•	Obtain Client Ratification — If Rydex Investments is in a position to disclose the conflict to the client (i.e., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client’s consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

•	Use an Independent Third Party for All Proposals — Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

•	Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict — Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).
IV. Securities Subject to Lending Arrangements
     For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client’s custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments’ judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.
V. Special Issues with Voting Foreign Proxies
     Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.
VI. Assistance with Form N-PX and Proxy Voting Record
     Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client’s behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:
(i)	The name of the issuer of the portfolio security;

(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);

(iv)	The shareholder meeting date;

(v)	A brief identification of the matter voted on;

(vi)	Whether the matter was proposed by the issuer or by a security holder;

(vii)	Whether Rydex Investments (or ISS as its agent) cast the client’s vote on the matter;

(viii)	How Rydex Investments (or ISS as its agent) cast the client’s vote (i.e., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix)	Whether Rydex Investments (or ISS as its agent) cast the client’s vote for or against management.
VII. Disclosure of How to Obtain Voting Information
     Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.
     Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.
     If approved by the client, this policy and any requested records may be provided electronically.
VIII. Recordkeeping
Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:
(i)	A copy of this Policy;

(ii)	Proxy Statements received regarding client securities;

(iii)	Records of votes cast on behalf of clients;

(iv)	Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

(v)	Records of client requests for proxy voting information,

     With respect to Rydex Investments’ Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments’ records.
     Rydex Investments may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

SCHEDULE A
TO
RYDEX INVESTMENTS
PROXY VOTING POLICIES AND PROCEDURES
proxy voting guidelines
Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on “routine items” of a corporate administrative nature. Rydex Investments will generally review all “non-routine items” (i.e., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

Board of Directors

A. Director Nominees in Uncontested Elections	Vote With Mgt.
B. Chairman and CEO is the Same Person	Vote With Mgt.
C. Majority of Independent Directors	Vote With Mgt.
D. Stock Ownership Requirements	Vote With Mgt.
E. Limit Tenure of Outside Directors	Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection	Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions	Vote With Mgt.

Proxy Contests

A. Voting for Director Nominees in Contested Election	Vote With Mgt.
B. Reimburse Proxy Solicitation	Vote With Mgt.

Auditors

A. Ratifying Auditors	Vote With Mgt.

Proxy Contest Defenses

A. Board Structure — Classified Board	Vote With Mgt.
B. Cumulative Voting	Vote With Mgt.
C. Shareholder Ability to Call Special Meetings	Vote With Mgt.

Tender Offer Defenses

A. Submit Poison Pill for shareholder ratification	Case-by-Case
B. Fair Price Provisions	Vote With Mgt.
C. Supermajority Shareholder Vote Requirement	Vote With Mgt.
To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement	Vote With Mgt.

Miscellaneous Governance Provisions

A. Confidential Voting	Vote With Mgt.
B. Equal Access	Vote With Mgt.

C. Bundled Proposals	Vote With Mgt.

Capital Structure

A. Common Stock Authorization	Vote With Mgt.
B. Stock Splits	Vote With Mgt.
C. Reverse Stock Splits	Vote With Mgt.
D. Preemptive Rights	Vote With Mgt.
E. Share Repurchase Programs	Vote With Mgt.

Executive and Director Compensation

A. Shareholder Proposals to Limit Executive and	Case-by-Case
Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes	Vote With Mgt.
C. Employee Stock Ownership Plans	Vote With Mgt.
D. 401(k) Employee Benefit Plans	Vote With Mgt.

State of Incorporation

A. Voting on State Takeover Plans	Vote With Mgt.
B. Voting on Reincorporation Proposals	Vote With Mgt.

Mergers and Corporate Restructurings

A. Mergers and Acquisitions	Case-by-Case
B. Corporate Restructuring	Vote With Mgt.
C. Spin-Offs	Vote With Mgt.
D. Liquidations	Vote With Mgt.

Social and Environmental Issues

A. Issues with Social/Moral Implications	Vote With Mgt.

PART C
OTHER INFORMATION

Item 28.	Exhibits
(a)(1)	Certificate of Trust dated November 22, 2002 of Rydex ETF Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-101625), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001047469-02-005491 on December 3, 2002.

(a)(2)	Registrant’s Agreement and Declaration of Trust dated November 22, 2002 is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-02-005491 on December 3, 2002.

(a)(3)	Amendment dated November 21, 2005 to the Registrant’s Agreement and Declaration of Trust dated November 22, 2002 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-000534 on March 1, 2006.

(b)	Registrant’s Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-000534 on March 1, 2006.

(c)	Not applicable.

(d)(1)	Advisory Agreement dated August 1, 2010 between the Registrant and Rydex Advisors II, LLC (now, Security Investors, LLC) is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000950123-10-085735 on September 13, 2010.

(d)(2)	Amendment No. 2 dated January 3, 2011 to the Advisory Agreement dated August 1, 2010 between the Registrant and Rydex Advisors II, LLC (now, Security Investors, LLC) is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 000089104-11-001067 on February 28, 2011.

(d)(3)	Schedule A, as last revised December 7, 2010, to the Advisory Agreement dated August 1, 2010 between the Registrant and Rydex Advisors II, LLC (now, Security Investors, LLC) is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000950123-10-116466 on December 27, 2010.

1

Item 28.	Exhibits
(d)(4)	Revised Schedule A to the Advisory Agreement dated August 1, 2010 between the Registrant and Rydex Advisors II, LLC (now, Security Investors, LLC) to be filed by amendment.

(e)(1)	Distribution Agreement dated August 1, 2010 between the Registrant and Rydex Distributors, Inc. (now, Rydex Distributors, LLC) is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000950123-10-085735 on September 13, 2010.

(e)(2)	Exhibit A, as last amended August 25, 2010, to the Distribution Agreement dated August 1, 2010 between the Registrant and Rydex Distributors, Inc. (now, Rydex Distributors, LLC), is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000950123-10-109119 on November 29, 2010.

(e)(3)	Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc. (now, Rydex Distributors, LLC), State Street Bank and Trust Company, and Goldman Sachs Execution & Clearing, L.P. is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-07-000379 on February 28, 2007.

(e)(4)	Participant Agreement dated May 2, 2005 between Rydex Distributors, Inc. (now, Rydex Distributors, LLC), State Street Bank and Trust Company, and Goldman Sachs & Co. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-07-000379 on February 28, 2007.

(e)(5)	Participation Agreement dated July 17, 2006 between the Registrant and WT Mutual Fund is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-003020 on November 8, 2006.

(f)	Not applicable.

(g)(1)	Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-07-000379 on February 28, 2007.

(g)(2)	First Amendment dated May 3, 2005 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-000534 on March 1, 2006.

2

Item 28.	Exhibits
(g)(3)	Amendment and revised Appendix A dated September 13, 2007 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-08-000443 on February 28, 2008.

(g)(4)	Amendment and revised Appendix A dated May 15, 2008 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-09-000489 on March 2, 2009.

(g)(5)	Amendment and revised Appendix A dated August 25, 2010 to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000950123-10-109119 on November 29, 2010.

(g)(6)	Amendment and revised Appendix A to the Custodian Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(h)(1)	Sublicense Agreement dated April 11, 2003, between the Registrant and PADCO Advisors, II Inc. (now, Security Investors, LLC) is incorporated herein by reference to Exhibit (h)(3) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-03-013773 on April 17, 2003.

(h)(2)	Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-000534 on March 1, 2006.

(h)(3)	Amendment dated September 13, 2007 to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-08-000443 on February 28, 2008.

(h)(4)	Amendment and Amended and Restated Exhibit A dated May 14, 2008 to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-09-000489 on March 2, 2009.

3

Item 28.	Exhibits
(h)(5)	Amendment and Amended and Restated Exhibit A dated August 25, 2010 to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000950123-10-109119 on November 29, 2010.

(h)(6)	Amendment and Amended and Restated Exhibit A to the Administration Agreement dated April 29, 2005 between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(h)(7)	Transfer Agency and Service Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-06-000534 on March 1, 2006.

(h)(8)	Amendment dated September 13, 2007 to the Transfer Agency and Services Agreement dated May 3, 2005, including revised Schedule A, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-08-000443 on February 28, 2008.

(h)(9)	Amendment and Amended and Restated Exhibit A dated May 14, 2008 to the Transfer Agency and Service Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-09-000489 on March 2, 2009.

(h)(10)	Amendment and Amended and Restated Exhibit A dated August 25, 2010 to the Transfer Agency and Service Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000950123-10-109119 on November 29, 2010.

(h)(11)	Amendment and Amended and Restated Exhibit A to the Transfer Agency and Service Agreement dated May 3, 2005 between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)(1)	Subscription Agreement dated April 11, 2003 between the Registrant and PADCO Advisors II, Inc. (now, Security Investors, LLC) is incorporated herein by reference to Exhibit (l)(1) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-03-013773 on April 17, 2003.

4

Item 28.	Exhibits
(l)(2)	Form of Letter of Representations between the Registrant and Depository Trust Company is incorporated herein by reference to Exhibit (l)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0001047469-03-013773 on April 17, 2003.

(m)(1)	Distribution Plan dated April 11, 2003 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000935069-08-000443 on February 28, 2008.

(m)(2)	Amendment dated August 25, 2010 to the Distribution Plan dated April 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 0000950123-10-085735 on September 13, 2010.

(n)	Not applicable.

(o)	Not applicable.

(p)	Registrant’s Combined Code of Ethics, as approved by the Board of Trustees on May 19, 2010, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 101 to Rydex Series Funds’ Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-069956 on July 29, 2010.

(q)	Powers of Attorney for Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 333-101625), as filed with the SEC via EDGAR Accession No. 000089104-11-001067 on February 28, 2011.

Item 29.	Persons Controlled by or under Common Control with the Registrant
Not Applicable.

Item 30.	Indemnification
The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated November 22, 2002, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, and the Investment Company Act of 1940. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

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(a)	no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;
(b)	officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and
(c)	expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.
The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Item 31.	Business and other Connections of the Investment Adviser
Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each investment adviser (including sub-advisers) is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:
Security Investors, LLC (the “Advisor”) serves as the investment adviser for each series of the Trust. The Advisor also serves as investment adviser to a number of other investment companies. The principal address of the Advisor is Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

Position with
Name	Adviser	Other Business
Richard M. Goldman	Chief Executive Officer (CEO) & President	Senior Vice President, Security Benefit Corporation

Chief Executive Officer, Security Benefit Asset Management Holdings, LLC

Chief Executive Officer and President, Security Investors, LLC

Manager and Chief Executive Officer, Rydex Holdings, LLC

Manager and Chief Executive Officer and President Rydex Distributors, LLC

Manager, Rydex Fund Services, LLC

President, Director, & Chairman of the Board of Security Equity Fund; Security Large Cap Value Fund; Security Mid Cap Growth Fund; Security Income Fund; and SBL Fund

Trustee and President, Rydex Dynamic Funds; Rydex Series Funds; Rydex ETF Trust; and Rydex Variable Trust

Chief Executive Officer & Manager, Rydex Advisors II, LLC (to January 2011)

Michael P. Byrum	Senior Vice President	President, Security Benefit Asset Management Holdings, LLC Senior Vice President, Security Investors, LLC

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Position with
Name	Adviser	Other Business
President and Chief Investment Officer, Rydex Holdings, LLC

Manager, Rydex Specialized Products, LLC

Director, and Chairman of the Board, Advisor Research Center, Inc. (Secretary from May 2006 to November 2009)

Vice President, Rydex Dynamic Funds; Rydex Series Funds; Rydex ETF Trust; and Rydex Variable Trust

CIO and President Rydex Advisors II, LLC (to January 2011)

John F. Frye	Treasurer	Senior Vice President, Chief Financial Officer, & Treasurer, Security Benefit Corporation

Director, Senior Vice President, Chief Financial Officer, Chief Investment Officer and Treasurer, Security Benefit Life Insurance Company

Director, Vice President, Chief Financial Officer, Chief Investment Officer and Treasurer, First Security Benefit Life Insurance and Annuity Company of New York

Treasurer, Security Financial Resources, Inc.

Director and Senior Vice President and Treasurer, SE2, Inc.

Treasurer, Security Benefit Academy, Inc.

Senior Vice President and Treasurer, Security Benefit Asset Management Holdings, LLC

Treasurer, Security Investors, LLC

Treasurer, Rydex Holdings, LLC

Treasurer, Rydex Specialized Products, LLC

Treasurer, Rydex Fund Services, LLC

Treasurer, Advisor Research Center, Inc.

Director and Treasurer, Security Benefit Clinic & Hospital

Treasurer, Security Global Investors, LLC (to January 2011)

Treasurer, Rydex Advisors, LLC and Rydex Advisors II, LLC (to January 2011)

Joanna M. Haigney	Chief Compliance Officer & Senior Vice President	Vice President, Security Benefit Asset Management Holdings, LLC Senior Vice President and Chief Compliance Officer, Security Investors, LLC Vice President, Rydex Holdings, LLC

Chief Compliance Officer & Secretary, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust

Chief Compliance Officer & Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (to January 2011)

Director, Rydex Distributors, LLC (to January 2011)

Security Global Investors, LLC (to January 2011)

Amy J. Lee	Senior Vice President & Secretary	Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Corporation and Security Benefit Life Insurance Company

Associate General Counsel, First Security Benefit Life Insurance and Annuity Company of New York

Secretary and Chief Compliance Officer, Security Distributors, Inc.

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Position with
Name	Adviser	Other Business
Vice President and Secretary, Security Benefit Asset Management Holdings, LLC

Senior Vice President and Secretary, Security Investors, LLC

Vice President and Secretary, Rydex Holdings, LLC

Secretary, Rydex Specialized Products, LLC

Secretary, Rydex Distributors, LLC

Secretary, Rydex Fund Services, LLC

President and Secretary, Advisor Research Center, Inc.

Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund; and Security Mid Cap Growth Fund

Vice President and Assistant Secretary, Rydex Series Funds; Rydex Dynamic Funds; Rydex Variable Trust ;and Rydex ETF Trust

Assistant Secretary, Security Benefit Clinic & Hospital

Secretary, Security Financial Resources, Inc. (to January 2011)

Senior Vice President & Secretary, Security Global Investors, LLC; Rydex Advisors, LLC; and Rydex Advisors II, LLC (to January 2011)

John Linnehan	Senior Vice President & Chief Financial Officer	Senior Vice President and Chief Financial Officer, Security Benefit Asset Management Holdings, LLC

Senior Vice President and Chief Financial Officer, Security Investors, LLC

Senior Vice President and Chief Financial Officer, Rydex Holdings, LLC

Senior Vice President & Chief Financial Officer, Security Global Investors, LLC; Rydex Advisors, LLC; and Rydex Advisors II, LLC (to January 2011)

Nick Bonos	Senior Vice President	Vice President, Security Benefit Asset Management Holdings, LLC

Senior Vice President, Security Investors, LLC

Vice President, Rydex Holdings, LLC

Manager and Chief Executive Officer, Rydex Specialized Products, LLC

Chief Executive Officer and President, Rydex Fund Services, LLC

Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund; and Security Mid Cap Growth Fund

Vice President and Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex Variable Trust; and Rydex ETF Trust

Senior Vice President, Security Global Investors, LLC; Rydex Advisors, LLC; and Rydex Advisors II, LLC (to January 2011)

Keith A. Fletcher	Senior Vice President	Senior Vice President, Security Benefit Asset Management Holdings, LLC

Senior Vice President, Security Investors, LLC

Senior Vice President, Rydex Holdings, LLC

Vice President, Rydex Specialized Products, LLC

Vice President, Rydex Distributors, LLC

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Position with
Name	Adviser	Other Business
Vice President, Rydex Fund Services, LLC

Director and Vice President, Advisor Research Center, Inc.

Vice President, Security Equity Fund; Security Large Cap Value Fund; Security Mid Cap Growth Fund; Security Income Fund; and SBL Fund

Vice President, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust

Senior Vice President, Security Global Investors, LLC, Rydex Advisors, LLC and Rydex Advisors II, LLC (to January 2011)

Marc Zeitoun	Senior Vice President	Senior Vice President, Security Benefit Asset Management Holdings, LLC

Senior Vice President, Security Investors, LLC

Senior Vice President, Rydex Holdings, LLC

Senior Vice President, Security Global Investors, LLC; Rydex Advisors, LLC; and Rydex Advisors II, LLC (to January 2011)

Director, Rydex Distributors, LLC (to January 2011)

Lisa Young	Assistant Treasurer	Second Vice President and Assistant Treasurer, Security Benefit Corporation

Second Vice President and Assistant Treasurer, Security Benefit Life Insurance Company

Assistant Treasurer, First Security Benefit Life Insurance and Annuity Company of New York

Assistant Treasurer, Security Benefit Academy, Inc.

Assistant Treasurer, Security Financial Resources, Inc.

Assistant Treasurer, SE2, Inc.

Assistant Treasurer, Security Benefit Asset Management Holdings, LLC

Assistant Treasurer, Security Investors, LLC

Assistant Treasurer, Rydex Holdings, LLC

Assistant Treasurer, Rydex Specialized Products, LLC

Assistant Treasurer, Rydex Fund Services, LLC

Assistant Treasurer, Advisor Research Center, Inc.

Assistant Treasurer, Security Benefit Clinic & Hospital

Assistant Treasurer, Security Global Investors, LLC; Rydex Advisors, LLC; and Rydex Advisors II, LLC (to January 2011)

Joe Arruda	Vice President	Vice President, Security Investors, LLC

Manager and Chief Financial Officer, Rydex Specialized Products, LLC

Assistant Treasuer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund; and Security Mid Cap Growth Fund

Assistant Treasurer, Rydex Dynamic Funds; Rydex Series Funds; Rydex Variable Trust; and Rydex ETF Trust
Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

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Item 32.	Principal Underwriters
(a) Rydex Distributors, LLC serves as the principal underwriter for the Registrant, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and SBL Fund.
(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, LLC

Name and
Principal Business	Positions and	Positions and
Address	Offices with Underwriter	Offices with Registrant
Richard M. Goldman	Manager, CEO, & President	President & Trustee

Julie Jacques	Treasurer	None

Kevin McGovern	Vice President	None

Elisabeth Miller	Chief Compliance Officer	None

Amy J. Lee	Secretary	Vice President & Assistant Secretary

Keith Fletcher	Vice President	Vice President

Item 33.	Location of Accounts and Records
All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 and by the State Street Bank and Trust Company at 150 Newport Avenue, 4th Floor, Quincy, Massachusetts 02171 and Two Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34.	Management Services
Not Applicable.

Item 35.	Undertakings
Not Applicable.

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 19 to Registration Statement No. 333-101625 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 6th day of May, 2011.

RYDEX ETF TRUST
*
Richard M. Goldman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Richard M. Goldman
Member of the Board of Trustees
	By:	/s/ Nick Bonos
J. Kenneth Dalton		Nick Bonos, as Attorney-In-Fact for the
Member of the Board of Trustees		Trustees Whose Names Appear Opposite

John O. Demaret	By:	/s/ Nick Bonos
Member of the Board of Trustees		Nick Bonos, Vice President and Treasurer
(principal financial officer and principal accounting officer)
Patrick T. McCarville Member of the Board of Trustees

Roger Somers
Member of the Board of Trustees

Corey A. Colehour
Member of the Board of Trustees

Werner E. Keller
Member of the Board of Trustees

Thomas F. Lydon
Member of the Board of Trustees

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